Allowance for loan losses - T D R that subsequently defaulted (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) loans	Dec. 31, 2018 USD ($) loans
Troubled Debt Restructuring
Loan count | loans	582	527
Recorded investment as of first default date | $	$ 20,884	$ 36,020
CRE non-owner occupied
Troubled Debt Restructuring
Loan count | loans	1	2
Recorded investment as of first default date | $	$ 47	$ 11,245
CRE owner occupied
Troubled Debt Restructuring
Loan count | loans	3	5
Recorded investment as of first default date | $	$ 495	$ 480
Commercial and industrial
Troubled Debt Restructuring
Loan count | loans	9	8
Recorded investment as of first default date | $	$ 7,281	$ 7,208
Mortgages
Troubled Debt Restructuring
Loan count | loans	63	161
Recorded investment as of first default date | $	$ 4,424	$ 12,362
Leasing
Troubled Debt Restructuring
Loan count | loans	1
Recorded investment as of first default date | $	$ 22
Credit cards
Troubled Debt Restructuring
Loan count | loans	302	236
Recorded investment as of first default date | $	$ 2,808	$ 2,098
Home equity lines of credit
Troubled Debt Restructuring
Loan count | loans	1	2
Recorded investment as of first default date | $	$ 135	$ 205
Personal Loan
Troubled Debt Restructuring
Loan count | loans	197	107
Recorded investment as of first default date | $	$ 5,640	$ 2,300
Auto Loan
Troubled Debt Restructuring
Loan count | loans	2	5
Recorded investment as of first default date | $	$ 24	$ 115
Other
Troubled Debt Restructuring
Loan count | loans	3	1
Recorded investment as of first default date | $	$ 8	$ 7